Prepayments and Other Assets, Net (Details) - Schedule of Rental and Other Deposits, Net - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Rental and Other Deposits, Net [Abstract]
Rental and other deposits		¥ 7,795	¥ 9,656
Less: Allowance for doubtful accounts		(3,959)	(3,984)
Rental and other deposits, net	[1]	¥ 3,836	¥ 5,672

[1]	Rental and other deposits, net